Ferring Asset Purchase Agreement and Discontinued Operations - Operating Results of Discontinued Operations (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale					$ 12,317
Income (loss) from discontinued operations	$ 0	$ 177	$ (24)	$ 11,917	12,070	$ 226
Product Business outside the U.S. | Discontinued Operations, Held-for-sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales	0	0	0	143	143	675
Royalty revenue	0	0	0	368	368	1,088
License fee revenue					0	4,000
Cost of goods sold	0	0	(24)	(74)	(74)	(511)
Cost of Sandoz rights					(10)	(3,380)
Operating expenses	0	(73)	0	(821)	(658)	(1,606)
Other expense	0	0	0	(16)	(16)	(40)
Gain on sale	0	250	0	12,317	12,317	0
Income (loss) from discontinued operations	$ 0	$ 177	$ (24)	$ 11,917	$ 12,070	$ 226